Supplemental Information - Statements Of Cash Flows	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
Supplemental Information - Statements of Cash Flows
SUPPLEMENTAL INFORMATION —STATEMENTS OF CASH FLOWS
Acquisitions
In connection with the acquisition of the remaining interest in SCPL in 2014 (Note 3), we issued 2.425 million common units and 1.25 million Class A units, valued at $120.0 million and $58.6 million, respectively, as non-cash consideration to SemGroup. In addition a non-cash contribution of $3.6 million was recorded to the general partner's capital account.
As the transaction occurred between parties under common control, the purchase price in excess of SemGroup's historical cost of the 33% interest in SCPL was treated as an equity transaction with SemGroup, which reduced the partners' capital accounts pro-rata based on ownership percentages. Of the $206.6 million of purchase price in excess of historical cost, $24.4 million represented cash consideration in excess of historical cost and the remaining $182.2 million reduction represented the non-cash portion of the transaction related to equity consideration.
In connection with the acquisition of SCPL in 2013, we issued 3.0 million common units and 2.5 million Class A units, valued at $98.9 million and $70.1 million, respectively, as non-cash consideration to SemGroup. In addition, a non-cash contribution of $4.6 million was recorded to the general partner's capital account.
As the transaction occurred between parties under common control, the purchase price in excess of SemGroup's historical cost of SCPL was treated as an equity transaction with SemGroup, which reduced the partners' capital accounts pro-rata based on ownership percentages. Of the $414.3 million of purchase price in excess of historical cost, $240.6 million represented cash consideration in excess of historical cost and the remaining $173.7 million reduction represented the non-cash portion of the transaction related to equity consideration.
Other supplemental disclosures
We paid cash for interest totaling $8.5 million, $7.2 million and $1.2 million during the years ended December 31, 2014, 2013 and 2012, respectively. We accrued $1.2 million, $1.5 million and $0.1 million for purchases of property, plant and equipment at December 31, 2014, 2013 and 2012, respectively, including amounts related to the WOT acquisition as described in Note 1.